Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating expenses:
Research and development	$ 3,593	$ 4,884
General and administrative	4,786	2,835
Total operating expenses	8,379	7,719
Loss from operations	(8,379)	(7,719)
Other (income)/expense, net:
Other (income)/expense	(23)	10
Interest income	(1,215)	(1)
Change in fair value of private placement warrants	(606)	177
Change in fair value of note payable		2,244
Total other (income)/expense, net	(632)	2,076
Loss before income taxes	(7,747)	(9,795)
Income tax benefit
Net loss before redeemable noncontrolling interest	(7,747)	(9,795)
Net loss attributable to redeemable noncontrolling interest		203
Net loss	(7,747)	(9,592)
Accretion of redeemable noncontrolling interest to redemption value		(203)
Adjustment of redeemable noncontrolling interest from redemption value to carrying value	(7,017)
Net loss attributable to Class A Ordinary Shareholders of Zura	$ (730)	$ (9,795)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, basic (in dollars per share)	$ (0.02)	$ (2.76)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, diluted (in dollars per share)	$ (0.02)	$ (2.76)
Weighted-average Class A Ordinary Shares used in computing net loss per share attributable to Class A Ordinary Shareholders of Zura, basic (in shares)	46,914,542	3,551,906
Weighted-average Class A Ordinary Shares used in computing net loss per share attributable to Class A Ordinary Shareholders of Zura, diluted (in shares)	46,914,542	3,551,906